UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21740
                                                     ---------

        Credit Suisse Alternative Capital Relative Value Master Fund, LLC
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                          11 Madison Avenue, 13th Floor
                               New York, NY 10010
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               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-325-2000
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.


       CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006
                                    UNAUDITED

       CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC
                              FINANCIAL STATEMENTS
                                    UNAUDITED



                                    CONTENTS

Schedule of Investments.....................................................   1

Statement of Assets, Liabilities and Members' Capital.......................   3

Statement of Operations.....................................................   4

Statement of Changes in Members' Capital....................................   5

Statement of Cash Flows.....................................................   6

Notes to Financial Statements...............................................   7

Fund Management.............................................................  16

Other Information...........................................................  18

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


         EQUITY MARKET NEUTRAL      29.80%
         CONVERTIBLE ARBITRAGE      25.70%
         MULTI-STRATEGY             24.47%
         FIXED INCOME ARBITRAGE     20.03%


                                                                          PERCENTAGE
                                                                          OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 93.99%       LIQUIDITY (4)        CAPITAL          COST         FAIR VALUE (5)
CONVERTIBLE ARBITRAGE
Context Convertible Arbitrage Fund, L.P.                Quarterly            11.97%       $1,000,000       $1,141,515
Fore Convertible Fund, L.P.                             Quarterly            12.18%        1,000,000        1,160,955
                                                                             -----        ----------       ----------
                                                                             24.15%        2,000,000        2,302,470
                                                                             -----        ----------       ----------

EQUITY MARKET NEUTRAL
GSA Capital GMN Partners, L.P. (7)                      Quarterly            16.43%        1,550,000        1,566,121
Two Sigma Spectrum U.S. Fund, L.P.                      Quarterly            11.58%        1,000,000        1,104,520
                                                                             -----        ----------       ----------
                                                                             28.01%        2,550,000        2,670,641
                                                                             -----        ----------       ----------
FIXED INCOME ARBITRAGE
Concordia I, L.P.                                        Monthly             11.49%        1,011,555        1,095,303
The Obsidian Fund, LLC                                   Quarterly            7.34%          750,000          699,617
                                                                             -----        ----------       ----------
                                                                             18.83%        1,761,555        1,794,920
                                                                             -----        ----------       ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

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                                                                        PERCENTAGE
                                                                       OF MEMBERS'
                                                    LIQUIDITY (4)        CAPITAL                COST               FAIR VALUE (5)

MULTI-STRATEGY
AQR Absolute Return Institutional Fund, L.P.         Quarterly             6.02%            $  500,000             $  573,546
Amaranth Capital Partners, LLC
    Regular Interest                                    (a)                4.48%               925,497                427,096
    Side Pocket                                       (6) (a)              0.78%                74,503                 74,236
Stark Investments Limited Partnership
    Regular Interest                                 Quarterly            10.42%               863,443                993,909
    Side Pocket                                         (6)                1.30%               136,557                123,973
                                                                          -----             ----------             ----------
                                                                          23.00%             2,500,000              2,192,760
                                                                          -----             ----------             ----------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $8,811,555)                                                              8,960,791
                                                                                                                   ----------

OTHER ASSETS, LESS LIABILITIES 6.01%                                                                                  573,125
                                                                                                                   ----------

MEMBERS' CAPITAL 100.00%                                                                                           $9,533,916
                                                                                                                   ==========

(a) Portfolio Fund in liquidation.
(1) Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3) Non-income producing securities.
(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain of the investments are subject to lock-up provisions ranging from 3 months to 12 months.
(5) See Note 2(a) regarding Portfolio Fund Valuations.
(6) Side pocket investments are not redeemable until they are realized by the Portfolio Fund Manager or converted to regular interests in the Portfolio Fund (see Note 2 (a)).
(7) Affiliated company.

Other Affiliated Issuers
An affiliated company is a company in which the Master Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:


                                        Value at                                          Value at
Affiliate                             April 1, 2006   Purchases    Sales Proceeds    September 30, 2006
------------------------------        -------------   ----------   --------------    ------------------
GSA Capital GMN Partners, L.P.            $ --        $1,550,000         $ --           $1,566,121

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT SEPTEMBER 30, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS
Investments in Portfolio Funds, at fair value (cost $8,811,555)             $  8,960,791
Cash                                                                             681,892
Interest receivable                                                                2,657
Other assets                                                                       2,311
                                                                            ------------
       TOTAL ASSETS                                                            9,647,651
                                                                            ------------

LIABILITIES
Management fees payable                                                           25,475
Professional fees payable                                                         74,638
Accounting and administration fees payable                                        10,747
Custodian fees payable                                                             1,290
Board of Managers' fees payable                                                      293
Other liabilities                                                                  1,292
                                                                            ------------
       TOTAL LIABILITIES                                                         113,735
                                                                            ------------

             MEMBERS' CAPITAL                                               $  9,533,916
                                                                            ============


MEMBERS' CAPITAL                                                            $  9,533,916
                                                                            ============


Units Outstanding ($0.01 par value; unlimited number of units authorized)    100,686.891
Net Asset Value per Unit (Offering and Redemption price per Unit)           $      94.69

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME
    Interest                                                                    $  22,439
                                                                                ---------

EXPENSES
    Management fees                                                                51,670
    Professional fees                                                              71,417
    Accounting and administration fees                                             64,600
    Custodian fees                                                                  4,920
    Board of Managers' fees                                                         3,543
    Miscellaneous fees                                                             12,873
                                                                                ---------
       TOTAL EXPENSES                                                             209,023
                                                                                ---------
       NET INVESTMENT LOSS                                                       (186,584)
                                                                                ---------

REALIZED AND UNREALIZED LOSS ON PORTFOLIO FUNDS
       Net realized loss on Portfolio Funds                                      (165,873)
       Net change in unrealized appreciation/depreciation on Portfolio Funds     (478,746)
                                                                                ---------

NET REALIZED AND UNREALIZED LOSS ON PORTFOLIO FUNDS                              (644,619)
                                                                                ---------

NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                      $(831,203)
                                                                                =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED               FOR THE
                                                                                      SEPTEMBER 30, 2006            YEAR ENDED
                                                                                          (UNAUDITED)             MARCH 31, 2006
                                                                                      -------------------         --------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL FROM OPERATIONS
     Net investment loss                                                                 $  (186,584)               $  (333,883)
     Net realized loss on Portfolio Funds                                                   (165,873)                      (529)
     Net change in unrealized appreciation/depreciation on Portfolio Funds                  (478,746)                   627,982
                                                                                         -----------                -----------

     NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM                             (831,203)                   293,570
                                                                                         -----------                -----------
        OPERATIONS

MEMBERS' CAPITAL TRANSACTIONS
     Capital contributions                                                                    48,821                  9,973,026
     Capital withdrawals                                                                          --                    (50,298)
                                                                                         -----------                -----------

     NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL
        TRANSACTIONS                                                                          48,821                  9,922,728
                                                                                         -----------                -----------

TOTAL INCREASE (DECREASE) IN MEMBERS' CAPITAL                                               (782,382)                10,216,298

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                                     10,316,298                    100,000
                                                                                         -----------                -----------
MEMBERS' CAPITAL, END OF PERIOD                                                          $ 9,533,916                $10,316,298
                                                                                         ===========                ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
   Net decrease in members' capital resulting from operations                   $  (831,203)
   Adjustments to reconcile net decrease in members' capital resulting from operations to net cash provided by operating activities:
      Purchases of Portfolio Funds                                               (1,550,000)
      Sales of Portfolio Funds                                                    1,834,127
      Increase in interest receivable                                                  (801)
      Decrease in other assets                                                        1,015
      Decrease in management fees payable                                              (127)
      Decrease in professional fees payable                                             (89)
      Decrease in accounting and administration fees payable                        (21,195)
      Decrease in custodian fees payable                                               (905)
      Increase in Board of Managers' fees payable                                       293
      Increase in other liabilities                                                   1,292
      Net realized loss on Portfolio Funds                                          165,873
      Net change in unrealized appreciation/depreciation on Portfolio Funds         478,746
                                                                                -----------
        NET CASH PROVIDED BY OPERATING ACTIVITIES                                    77,026

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Capital contributions                                                             48,821
                                                                                -----------
        NET CASH PROVIDED BY FINANCING ACTIVITIES                                    48,821
                                                                                -----------

NET INCREASE IN CASH                                                                125,847
Cash at beginning of period                                                         556,045
                                                                                -----------
Cash at end of period                                                           $   681,892
                                                                                ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
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1.  ORGANIZATION

Credit Suisse Alternative Capital Relative Value Master Fund, LLC (the "Master Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Master Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles (collectively, "Portfolio Funds"). The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers") which manage relative value strategies such as convertible arbitrage, fixed income arbitrage, emerging markets, equity market neutral and multi-strategy arbitrage globally. Portfolio Funds employing relative value strategies seek to exploit anomalies in the pricing of related securities. Many of these strategies utilize quantitative methods and historical relationships to predict future price movements. The Master Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Master Fund is managed by a Board of Managers ("Board") that is comprised of a majority of independent managers as described under the 1940 Act. The Board has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members (the "Members").

The Master Fund is one of five master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are fifteen registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds") (see Subsequent Events Note 13).

On March 28, 2005, the Board approved an investment advisory agreement between the Master Fund and Credit Suisse Alternative Capital, Inc. (the "Investment Adviser"). The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC, is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser, pursuant to the terms of the investment advisory agreement, will direct the Master Fund's investment programs. The Board has approved advisory agreements with the Investment Adviser relating to all five of the master funds included in the Credit Suisse Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

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2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A.  VALUATION

The net asset value per unit of the Master Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation policy set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Master Fund's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the Portfolio Fund Managers. The Board has approved procedures pursuant to which the Master Fund values its investments in Portfolio Funds at fair value. The fair value of the Master Fund's interest in a Portfolio Fund will represent the amount that the Master Fund could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund or from a third party if the Master Fund's interest was redeemed or sold at the time of valuation, based on information available at that time, which the Investment Adviser reasonably believes to be reliable. In accordance with the Master Fund's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Fund Managers.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Master Fund with a value of $8,960,791 which is 100.00% of the Master Fund's investments at September 30, 2006, have been fair valued and are illiquid and restricted as to resale or transfer as described above.

Some of the Portfolio Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in so-called "side pockets", sub funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Portfolio Funds may provide. Should the Master Fund seek to liquidate its investment in a Portfolio Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Master Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Master Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment could fluctuate.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

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2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). Interest income is recorded on the accrual basis. The Portfolio Funds generally do not make regular cash distributions of income and gains and are generally considered non-income producing securities. The Master Fund records a realized gain or loss on its investments in Portfolio Funds only to the extent that the cost of such investment has been fully recovered through previous redemptions from its investment in such Portfolio Funds.

C.  FUND EXPENSES

The Master Fund will bear all expenses incurred in the business of the Master Fund. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D.  INCOME TAXES

The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each member is individually required to report on its own tax return its distributive share of the Master Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on certain U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

E.  CASH

Cash includes amounts held in an interest bearing overnight account. At September 30, 2006, the Master Fund held $681,892 in an interest bearing cash account at PNC Bank, an affiliate of the Master Fund's administrator (see note
5).

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

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3.  NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Master Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Management has recently begun to evaluate the application of the Interpretation to the Master Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Master Fund's financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Master Fund is in the process of reviewing the impact, if any, of the SFAS on the Master Fund's financial statements.

4.  ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Master Fund for each allocation period will be allocated among and credited to or debited against the capital accounts of the Members.

5. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser provides certain management and administration services to the Master Fund, including, among other things, providing day-to-day investment decisions and general management of investments in accordance with stated policies, subject to supervision of the Board and other support services. In consideration for such management services, the Master Fund pays the Investment Adviser a monthly management fee (the "Management Fee") as amended, at an annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests).

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

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5. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER (CONTINUED)

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Master Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Master Fund's administrator pursuant to the Administration Agreement between PFPC and the Master Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Master Fund. As compensation for services set forth herein that are rendered by PFPC during the term of the Administration Agreement, the Master Fund pays PFPC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Master Fund's assets and provides custodial services to the Master Fund.

At September 30, 2006, Credit Suisse First Boston Private Equity, Inc., an affiliate of the Investment Adviser, held an interest in the Master Fund's Members' Capital of $94,689.

6.  SECURITY TRANSACTIONS

During the six months ended September 30, 2006, aggregate purchases of Portfolio Funds amounted to $1,550,000 and aggregate sales of Portfolio Funds amounted to $1,552,384.

The cost of investments in Portfolio Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Portfolio Funds. The Master Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Master Fund for the period April 1, 2006 to September 30, 2006.

7.  PORTFOLIO FUNDS

With respect to the Master Fund's investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Master Fund bears its ratable share of each such entity's expenses and would also be subject to its share of the management and performance fees, if any, charged by such entity. The Master Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Master Fund to the Investment Adviser.

As of September 30, 2006, the Master Fund had investments in Portfolio Funds valued at $8,960,791, none of which were related parties. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 3.00% (per annum) of the net assets and performance fees or allocations of 20.00% to 30.00% of net profits earned. The Portfolio Funds provide for periodic redemption, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Investments apply after the expiration of any lock-up provisions.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

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8.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Master Fund.

The Master Fund itself does not invest in securities with off-balance sheet risk. Because of the limitation on rights of redemption and the fact that the Master Fund's units will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Investment Adviser may invest the Master Fund's assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause members to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance. Although the Master Fund may offer to repurchase units from time to time, there can be no assurance such offers will be made with any regularity.

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in their net asset value. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the units. The Portfolio Funds provide for periodic redemptions ranging from monthly to quarterly, and may be subject to various lock-up provisions and early withdrawal fees.

9.  REPURCHASE OF MEMBERS' INTERESTS

The Master Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Master Fund from members pursuant to written tenders by the Members. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. There were no repurchases of Members' interests during the six months ended September 30, 2006 (see Subsequent Events
Note 13).

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

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10. CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

The Master Fund is subject to the risk that should it decide to sell an illiquid investment when a ready buyer is not available at a price the Master Fund deems representative of its value, the value of the Master Fund's Members' Capital could be adversely affected.


11. CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows:


                                                   For the Six
                                                   Months Ended
                                                September 30, 2006         For the Year Ended
                                                   (unaudited)             March 31, 2006 (a)
                                                ------------------         ------------------

    Number of units issued                              469.480                 99,728.905
    Number of units redeemed                                 --                   (511.494)
                                                    -----------                -----------
    Net increase in units outstanding                   469.480                 99,217.411
    Units outstanding, beginning of period          100,217.411                  1,000.000
                                                    -----------                -----------
    Units outstanding, end of period                100,686.891                100,217.411
                                                    ===========                ===========

       (a) April 1, 2005, commencement of operations.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

--------------------------------------------------------------------------------

12. FINANCIAL HIGHLIGHT INFORMATION



                                                   For the Six
                                                   Months Ended
                                                September 30, 2006         For the Year Ended
                                                   (unaudited)             March 31, 2006 (a)
                                                ------------------         ------------------
   PER UNIT OPERATING PERFORMANCE:
     Net asset value, beginning of period             $102.94                     $100.00
                                                      -------                     -------
     Income from investment operations:
       Net investment loss (b)                          (1.86)                      (3.40)
       Net realized and unrealized gain (loss)
       on investments                                   (6.39)                       6.34
                                                      -------                     -------
       Total from investment operations                 (8.25)                       2.94
                                                      -------                     -------
   Net asset value, end of period                     $ 94.69                     $102.94
                                                      =======                     =======

   TOTAL RETURN                                         (8.01)% (d)                  2.94%
                                                      =======                     =======

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly Members' Capital.



                                                   For the Six
                                                   Months Ended
                                                September 30, 2006         For the Year Ended
                                                   (unaudited)             March 31, 2006 (a)
                                                ------------------         ------------------
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE MEMBERS' CAPITAL:
   Operating expenses (c)                                4.04%(f)                    3.56%
   Net investment loss (c)                              (3.61)% (f)                 (3.41)%

PORTFOLIO TURNOVER                                      16.50% (d)                  24.19%


MEMBERS' CAPITAL, END OF PERIOD (000's)              $  9,534                     $10,316
AVERAGE MEMBERS' CAPITAL (e) (000's)                  $10,318                     $ 9,783

(a) April 1, 2005, commencement of operations.
(b) Calculated using average units outstanding during the period.
(c) Expenses of Portfolio Funds are not included in the expense ratio.
(d) Not annualized.
(e) Average Members' capital is the average of the monthly Members' capital balances throughout the period.
(f) Ratios are annualized for periods less than one year.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

--------------------------------------------------------------------------------

13. SUBSEQUENT EVENTS

During the period from October 1, 2006 through November 1, 2006, there were additional capital contributions of $70,682.

On October 17, 2006, the Board approved the liquidation of the Master Fund and adopted the Plan of Liquidation, Dissolution and Termination (the "Plan"), pursuant to which the Master Fund will liquidate and dissolve in accordance with the terms and conditions thereof. Although the Investment Adviser intends to liquidate the underlying investments of the Master Fund as promptly as practicable, certain investments may not be liquidated for an extended period of time. As a result, Members will be exposed to the investment return (whether positive or negative) of a possibly limited portfolio and the performance of the Master Fund may be increasingly volatile. In addition, such a limited portfolio may be more difficult to accurately value due to the illiquidity of underlying investments. The Master Fund intends promptly to deregister under the 1940 Act, and to operate as a private investment fund during the remainder of the liquidation and dissolution process. Accordingly, after that time the Master Fund will not be subject to the restrictions and requirements of the 1940 Act and the rules thereunder.

On October 27, 2006, the Master Fund filed Schedule TO, Tender Offer Statement under Section 14 (d)(1) or 13 (e)(1) of the Securities Exchange Act of 1934, with the SEC. Schedule TO provides for a tender offer (the "Tender Offer") to the Members in connection with the Plan, and further provides that after the December 29, 2006 valuation date for the Tender Offer the Master Fund does not intend to make any further offers to repurchase interests of the Members.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET FORTH BELOW.
--------------------------------------------------------------------------------


Name, Address, Age, Position          Principal Occupation(s)                   Number of              Other
with the Company and Length           During the Past Five                      Affiliated Funds       Directorships
of Time Served                        Years                                     Overseen by Manager    Held by Managers
------------------------------------------------------------------------------------------------------------------------------------

BOARD OF MANAGERS
-----------------
Nils Tuchschmid *                     Head of Multi Manager Portfolio Unit      15                     None
c/o Credit Suisse                     of the Funds and Alternative
Alternative Capital, Inc.             Solutions business of Credit Suisse;
11 Madison Avenue                     Head of Quantitative Research and
New York, NY 10010                    Alternative Investments, BCV
Age 44                                Lausanne; Senior Vice President of
President and Chairman                Synchrony Asset Management, Geneva;
                                      Professor of Finance at HEC
                                      University of Lausanne Switzerland.


Charles A. Hurty                      Independent Business Consultant           15                     Manager and Audit Committee
c/o Credit Suisse                     (since 2001); Partner, KPMG LLP                                  Chairman, GMAM Absolute
Alternative Capital, Inc.             (accounting firm) (1993-2001; with                               Strategies; Director and
11 Madison Avenue                     KPMG LLP since 1978).                                            Audit Committee Chairman,
New York, NY 10010                                                                                     Citigroup Alternative
Age 63                                                                                                 Investments Multi-Advisor
Manager and Audit                                                                                      Hedge Fund Portfolios;
Committee Chairman                                                                                     Director, iShares Trust and
Since March 2005                                                                                       iShares, Inc.


Philip Chenok                         Professor of Accountancy, Berkeley        15                     None
c/o Credit Suisse                     College (since 2002); Adjunct
Alternative Capital, Inc.             Professor of Accountancy, New York
11 Madison Avenue                     University, Stern School of Business
New York, NY 10010                    (1995-2001). President and CEO,
Age 70                                American Institute of Certified
Manager and Audit                     Public Accountants (1980-1995).
Committee Member
Since March 2005


Karin Bonding                         President, Capital Markets Institute,     15                     Industry & External Relations
c/o Credit Suisse                     Inc.(since 1995); Faculty Member and                             Advisory Board Member,
Alternative Capital, Inc.             Lecturer, University of Virginia                                 Department of Mechanical and
11 Madison Avenue                     (since 1995); Visiting Professor,                                Aerospace Engineering,
New York, NY 10010                    China Europe International Business                              University of Virginia.
Age 66                                School (Shanghai, China) (1999, 2002,
Manager and Audit                     2003) and The Institute of Industrial
Committee Member                      Policy Studies (Seoul, Korea) (2001).
Since March 2005

* - Manager who is an "interested person" of the Master Fund, as defined in the 1940 Act.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

--------------------------------------------------------------------------------
Name,  Address, Age,
Position with the Company               Principal Occupation(s) During the Past
and Length of Time Served               Five Years
--------------------------------------------------------------------------------

OFFICERS
--------

Edward A. Poletti                       Managing Director, Credit Suisse
c/o Credit Suisse                       Securities (USA) LLC (since 2001).
Alternative Capital, Inc.
11 Madison Avenue
New York, NY 10010
Age 44
Chief Financial Officer and Treasurer
Since March 2005.


Kenneth J. Lohsen                       Managing Director, Credit Suisse
c/o Credit Suisse                       Securities (USA) LLC (since 2004);
Alternative Capital, Inc.               Director (1997-2004).
11 Madison Avenue
New York, NY 10010
Age 47
Assistant Treasurer
Since March 2006.


Michael Bessel                          Director, Credit Suisse Securities (USA)
c/o Credit Suisse                       LLC, (October 2006-Present);
Alternative Capital, Inc.               Chief Compliance Officer, TRG Management
11 Madison Avenue                       LP, (September 2005- September 2006);
New York, NY 10010                      Chief Compliance Officer, GAM USA Inc.,
Age 44                                  (May 2002- September 2005).
Chief Compliance Officer
Since October 2006.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Master Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds"("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Master Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Master Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Master Fund Form N-PX is available (i) without charge, upon request, by calling the Master Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.


AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

The information required by this Item is only required in an annual report on Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which Members may recommend nominees to the Boards implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

    (b) No change in Registrant's internal control over financial reporting occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's process used to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


ITEM 12. EXHIBITS.

    (a)(1) The information required by this Item is only required in an annual report on Form N-CSR.

    (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)   Not applicable.

    (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Credit Suisse Alternative Capital Relative Value Master Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Nils Tuchschmid
                         -------------------------------------------------------
                           Nils Tuchschmid, President
                           (principal executive officer)

Date         December 5, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nils Tuchschmid
                         -------------------------------------------------------
                           Nils Tuchschmid, President
                           (principal executive officer)

Date         December 5, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Edward Poletti
                         -------------------------------------------------------
                           Edward Poletti, Chief Financial Officer and Treasurer (principal financial officer)

Date         December 5, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.